Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

CONTACT INFORMATION

Depositor	Structured Asset Securities Corporation
745 Seventh Avenue, 7th Floor
New York, NY 10019

Underwriter	Lehman Brothers
745 Seventh Avenue, 7th Floor
New York, NY 10019

Master Servicer	Aurora Loan Services LLC
327 Inverness Dr South
Englewood, CO 80112

Trustee	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	7

Delinquency Information	8

Credit Enhancement	9

Distribution Waterfall Detail	10

Other Information	12

Deal Contact:	Karen Schluter	Citibank, N.A.
	karen.schluter@citigroup.com	Agency and Trust
	Tel: (212) 816-5827	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 12	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Distribution Summary
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
A1	295,297,000.00	264,864,535.15	5.455000%	31 / 360	07/25 - 08/27	1,244,164.37	21,033,392.27	22,277,556.64	0.00	0.00	243,831,142.88
A2	98,432,000.00	98,432,000.00	5.500000%	30 / 360	07/01 - 07/31	451,146.67	0.00	451,146.67	0.00	0.00	98,432,000.00
M1	106,635,000.00	106,635,000.00	5.665000%	31 / 360	07/25 - 08/27	520,186.26	0.00	520,186.26	0.00	0.00	106,635,000.00
M2	34,779,000.00	34,779,000.00	6.000000%	30 / 360	07/01 - 07/31	1,177,034.70	0.00	1,177,034.70	0.00	0.00	34,779,000.00
M3	13,781,000.00	13,781,000.00	5.715000%	31 / 360	07/25 - 08/27	67,819.75	0.00	67,819.75	0.00	0.00	13,781,000.00
M4	17,390,000.00	17,390,000.00	5.735000%	31 / 360	07/25 - 08/27	85,880.03	0.00	85,880.03	0.00	0.00	17,390,000.00
M5	14,765,000.00	14,765,000.00	5.755000%	31 / 360	07/25 - 08/27	73,170.83	0.00	73,170.83	0.00	0.00	14,765,000.00
M6	9,187,000.00	9,187,000.00	5.845000%	31 / 360	07/25 - 08/27	46,239.96	0.00	46,239.96	0.00	0.00	9,187,000.00
M7	8,859,000.00	8,859,000.00	6.285000%	31 / 360	07/25 - 08/27	47,945.65	0.00	47,945.65	0.00	0.00	8,859,000.00
M8	6,562,000.00	6,562,000.00	6.385000%	31 / 360	07/25 - 08/27	36,079.15	0.00	36,079.15	0.00	0.00	6,562,000.00
M9	6,562,000.00	6,562,000.00	7.255000%	31 / 360	07/25 - 08/27	40,995.18	0.00	40,995.18	0.00	0.00	6,562,000.00
B1	5,250,000.00	5,250,000.00	7.400047%	31 / 360	07/25 - 08/27	35,646.77	0.00	35,646.77	0.00	0.00	5,250,000.00
B2	6,890,000.00	6,890,000.00	7.400047%	31 / 360	07/25 - 08/27	46,782.14	0.00	46,782.14	0.00	0.00	6,890,000.00
B3	10,499,000.00	10,499,000.00	6.000000%	30 / 360	07/01 - 07/31	52,495.00	0.00	52,495.00	0.00	0.00	10,499,000.00
B4	11,484,000.00	11,484,000.00	6.000000%	30 / 360	07/01 - 07/31	57,420.00	0.00	57,420.00	0.00	0.00	11,484,000.00
P	100.00	100.00	0.000000%	30 / 360		3,192.94	0.00	3,192.94	0.00	0.00	100.00
X	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
LTR	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
Totals	646,372,100.00	615,939,635.15				3,986,199.40	21,033,392.27	25,019,591.67	0.00	0.00	594,906,242.88

Notional Classes
AIO	196,865,000.00	196,865,000.00	9.000000%	30 / 360	07/01 - 07/31	1,476,487.50	0.00	1,476,487.50	0.00	0.00	164,054,000.00

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Distribution Summary
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)

Distribution Summary (Factors)
PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
A1	86359FAA0	08/24/2006	896.942858	4.213265	71.227924	75.441188	0.000000	0.000000	825.714934
A2	86359FAB8	08/24/2006	1,000.000000	4.583333	0.000000	4.583333	0.000000	0.000000	1,000.000000
M1	86359FAD4	08/24/2006	1,000.000000	4.878194	0.000000	4.878194	0.000000	0.000000	1,000.000000
M3	86359FAF9	08/24/2006	1,000.000000	4.921250	0.000000	4.921250	0.000000	0.000000	1,000.000000
M4	86359FAG7	08/24/2006	1,000.000000	4.938472	0.000000	4.938472	0.000000	0.000000	1,000.000000
M5	86359FAH5	08/24/2006	1,000.000000	4.955695	0.000000	4.955695	0.000000	0.000000	1,000.000000
M6	86359FAJ1	08/24/2006	1,000.000000	5.033195	0.000000	5.033195	0.000000	0.000000	1,000.000000
M7	86359FAK8	08/24/2006	1,000.000000	5.412084	0.000000	5.412084	0.000000	0.000000	1,000.000000
M8	86359FAL6	08/24/2006	1,000.000000	5.498194	0.000000	5.498194	0.000000	0.000000	1,000.000000
M9	86359FAM4	08/24/2006	1,000.000000	6.247361	0.000000	6.247361	0.000000	0.000000	1,000.000000
B1	86359FAN2	08/24/2006	1,000.000000	6.789861	0.000000	6.789861	0.000000	0.000000	1,000.000000
B2	86359FAP7	08/24/2006	1,000.000000	6.789861	0.000000	6.789861	0.000000	0.000000	1,000.000000
B3	86359FAQ5	08/24/2006	1,000.000000	5.000000	0.000000	5.000000	0.000000	0.000000	1,000.000000
B4	86359FAR3	08/24/2006	1,000.000000	5.000000	0.000000	5.000000	0.000000	0.000000	1,000.000000
P		08/24/2006	1,000.000000	31,929.400000	0.000000	31,929.400000	0.000000	0.000000	1,000.000000
AIO	86359FAC6	07/31/2006	1,000.000000	7.500000	0.000000	7.500000	0.000000	0.000000	833.332487

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Interest Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
A1	264,864,535.15	5.45500%	5.39438%	31 / 360	1,244,164.37	0.00	0.00	0.00	1,244,164.37	0.00	1,244,164.37	0.00
A2	98,432,000.00	5.50000%	5.50000%	30 / 360	451,146.67	0.00	0.00	0.00	451,146.67	0.00	451,146.67	0.00
M1	106,635,000.00	5.66500%	5.60438%	31 / 360	520,186.26	0.00	0.00	0.00	520,186.26	0.00	520,186.26	0.00
M2	34,779,000.00	6.00000%	6.00000%	30 / 360	1,177,034.70	0.00	0.00	0.00	1,177,034.70	0.00	1,177,034.70	0.00
M3	13,781,000.00	5.71500%	5.65438%	31 / 360	67,819.75	0.00	0.00	0.00	67,819.75	0.00	67,819.75	0.00
M4	17,390,000.00	5.73500%	5.67438%	31 / 360	85,880.03	0.00	0.00	0.00	85,880.03	0.00	85,880.03	0.00
M5	14,765,000.00	5.75500%	5.69438%	31 / 360	73,170.83	0.00	0.00	0.00	73,170.83	0.00	73,170.83	0.00
M6	9,187,000.00	5.84500%	5.78438%	31 / 360	46,239.96	0.00	0.00	0.00	46,239.96	0.00	46,239.96	0.00
M7	8,859,000.00	6.28500%	6.22438%	31 / 360	47,945.65	0.00	0.00	0.00	47,945.65	0.00	47,945.65	0.00
M8	6,562,000.00	6.38500%	6.32438%	31 / 360	36,079.15	0.00	0.00	0.00	36,079.15	0.00	36,079.15	0.00
M9	6,562,000.00	7.25500%	7.19438%	31 / 360	40,995.18	0.00	0.00	0.00	40,995.18	0.00	40,995.18	0.00
B1	5,250,000.00	7.40005%	7.40005%	31 / 360	35,646.77	0.00	0.00	0.00	35,646.77	0.00	35,646.77	0.00
B2	6,890,000.00	7.40005%	7.40005%	31 / 360	46,782.14	0.00	0.00	0.00	46,782.14	0.00	46,782.14	0.00
B3	10,499,000.00	6.00000%	6.00000%	30 / 360	52,495.00	0.00	0.00	0.00	52,495.00	0.00	52,495.00	0.00
B4	11,484,000.00	6.00000%	6.00000%	30 / 360	57,420.00	0.00	0.00	0.00	57,420.00	0.00	57,420.00	0.00
P	100.00	0.00000%	0.00000%	30 / 360	3,192.94	0.00	0.00	0.00	3,192.94	0.00	3,192.94	0.00
X	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LTR	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	615,939,635.15				3,986,199.40	0.00	0.00	0.00	3,986,199.40	0.00	3,986,199.40	0.00

Notional Classes
AIO	196,865,000.00	9.00000%	9.00000%	30 / 360	1,476,487.50	0.00	0.00	0.00	1,476,487.50	0.00	1,476,487.50	0.00

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Principal Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
A1	295,297,000.00	264,864,535.15	21,033,392.27	0.00	0.00	0.00	243,831,142.88	0.00
A2	98,432,000.00	98,432,000.00	0.00	0.00	0.00	0.00	98,432,000.00	0.00
M1	106,635,000.00	106,635,000.00	0.00	0.00	0.00	0.00	106,635,000.00	0.00
M2	34,779,000.00	34,779,000.00	0.00	0.00	0.00	0.00	34,779,000.00	0.00
M3	13,781,000.00	13,781,000.00	0.00	0.00	0.00	0.00	13,781,000.00	0.00
M4	17,390,000.00	17,390,000.00	0.00	0.00	0.00	0.00	17,390,000.00	0.00
M5	14,765,000.00	14,765,000.00	0.00	0.00	0.00	0.00	14,765,000.00	0.00
M6	9,187,000.00	9,187,000.00	0.00	0.00	0.00	0.00	9,187,000.00	0.00
M7	8,859,000.00	8,859,000.00	0.00	0.00	0.00	0.00	8,859,000.00	0.00
M8	6,562,000.00	6,562,000.00	0.00	0.00	0.00	0.00	6,562,000.00	0.00
M9	6,562,000.00	6,562,000.00	0.00	0.00	0.00	0.00	6,562,000.00	0.00
B1	5,250,000.00	5,250,000.00	0.00	0.00	0.00	0.00	5,250,000.00	0.00
B2	6,890,000.00	6,890,000.00	0.00	0.00	0.00	0.00	6,890,000.00	0.00
B3	10,499,000.00	10,499,000.00	0.00	0.00	0.00	0.00	10,499,000.00	0.00
B4	11,484,000.00	11,484,000.00	0.00	0.00	0.00	0.00	11,484,000.00	0.00
P	100.00	100.00	0.00	0.00	0.00	0.00	100.00	0.00
X	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LTR	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	646,372,100.00	615,939,635.15	21,033,392.27	0.00	0.00	0.00	594,906,242.88	0.00

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Scheduled Interest	5,915,179.55
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Total Interest Funds Available:		5,915,179.55
Principal Funds Available
Scheduled Principal	256,325.99
Curtailments	452,513.37
Prepayments in Full	20,222,962.12
Liquidation Proceeds	0.00
Adjustment Principal	4,325.30
Repurchased Principal	97,265.49
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		21,033,392.27
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	3,192.94
Other Charges	0.00
Total Other Funds Available:		3,192.94
Total Funds Available		26,951,764.76

ALLOCATION OF FUNDS

Scheduled Fees
Credit Risk Manager Fee	4,693.37
Master Servicing Fee	0.00
Servicing Fee	260,742.65
Trustee Fee	0.00
Total Scheduled Fees:		265,436.02
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty	190,249.57
Total Additional Fees, Expenses, etc.:		190,249.57
Distribution to Certificateholders
Interest Distribution	5,462,686.90
Principal Distribution	21,033,392.27
Total Distribution to Certificateholders:		26,496,079.17
Total Funds Allocated		26,951,764.76

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Collateral Summary

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	656,215,417.26	625,782,952.41	604,749,560.14

Loan Count	13,391	12,822	12,429

Weighted Average Coupon Rate (WAC)	11.350199%	11.342936%	N/A

Net Weighted Average Coupon Rate (Net WAC)	10.850199%	10.842846%	N/A

Weighted Average Remaining Term (WART in months)	247	245	244

AVAILABLE PRINCIPAL

Scheduled Principal	256,325.99
Curtailments	452,513.37
Prepayments in Full	20,222,962.12
Liquidation Proceeds	0.00
Repurchased Principal	97,265.49
Substitution Principal	0.00
Adjustment Principal	4,325.30
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	21,033,392.27

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		5,915,179.55

	Supplemental Interest Trust Amount	0.00
Less:	Servicing Fee	260,742.65
	Master Servicing Fee	0.00
	Credit Risk Manager Fee	4,693.37
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		5,649,743.53

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Delinquency Information

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	8,633,018.14	4,570,408.89	444,042.43	13,647,469.46
Percentage of Total Pool Balance	1.4275%	0.7558%	0.0734%	2.2567%
Number of Loans	122	65	4	191
Percentage of Total Loans	0.9816%	0.5230%	0.0322%	1.5367%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	8,633,018.14	4,570,408.89	444,042.43	13,647,469.46
Percentage of Total Pool Balance	1.4275%	0.7558%	0.0734%	2.2567%
Number of Loans	122	65	4	191
Percentage of Total Loans	0.9816%	0.5230%	0.0322%	1.5367%
Principal and Interest Advances	4,758,401.71

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Credit Enhancement

GROUP 1

Required Overcollateralization Amount		9,843,417.26	1.6277%
Prior Overcollateralization Amount		9,843,417.26
Overcollateralization Decrease due to Realized Losses		0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	1,008,209.34
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	21,033,392.27
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		9,843,417.26	1.6277%

Senior Enhancement Percentage			43.4042%
Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Dsitribution Date following the reduction of the Prinicpal amounts of Classes A1 & A2?)
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event in effect or is a Cumulative Realized Loss Trigger in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Rolling Three Month Delinquency Rate equal or exceed 10.00% of the the target percentage?)
Rolling Three Month Delinquency Rate	0.0000%
Target Percentage	4.3404%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.1900%

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Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Interest Remittance Funds		5,654,436.90
For deposit into the Supplemental Interest Trust Account, Net Swap Payment	0.00	5,654,436.90
Class A1, A2, A-IO Monthly Interest Distributable Amount	(3,171,798.54)	2,482,638.36

Interest Remittance Funds Cont'd		2,482,638.36
Class M-1 Monthly Interest Distributable Amount	(520,186.26)	1,962,452.10
Class M-2 Monthly Interest Distributable Amount	(173,895.00)	1,788,557.10
Class M-3 Monthly Interest Distributable Amount	(67,819.75)	1,720,737.35
Class M-4 Monthly Interest Distributable Amount	(85,880.03)	1,634,857.32
Class M-5 Monthly Interest Distributable Amount	(73,170.83)	1,561,686.49
Class M-6 Monthly Interest Distributable Amount	(46,239.96)	1,515,446.53
Class M-7 Monthly Interest Distributable Amount	(47,945.65)	1,467,500.88
Class M-8 Monthly Interest Distributable Amount	(36,079.15)	1,431,421.73
Class M-9 Monthly Interest Distributable Amount	(40,995.18)	1,390,426.55
Class B-1 Monthly Interest Distributable Amount	(35,646.77)	1,354,779.78
Class B-2 Monthly Interest Distributable Amount	(46,782.14)	1,307,997.64
Class B-3 Monthly Interest Distributable Amount	(52,495.00)	1,255,502.64
Class B-4 Monthly Interest Distributable Amount	(57,420.00)	1,198,082.64

To the Credit Risk Manager, the Credit Risk Manager Fee	(4,693.37)	1,193,389.27
To the Trustee, certain unremibursed extraordinary costs	0.00	1,193,389.27
(Remaining for application as part of Monthly Excess Cashflow)

Principal Distribution Funds		21,033,392.27
Sequentially to the Class A1, A2, the Principal Distribution Amount	(21,033,392.27)	0.00

Reports Available at www.sf.citidirect.com	Page 10 of 12	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Principal Distribution Funds		0.00
Class M-1 Principal Distribution Amount	0.00	0.00
Class M-2 Principal Distribution Amount	0.00	0.00
Class M-3 Principal Distribution Amount	0.00	0.00
Class M-4 Principal Distribution Amount	0.00	0.00
Class M-5 Principal Distribution Amount	0.00	0.00
Class M-6 Principal Distribution Amount	0.00	0.00
Class M-7 Principal Distribution Amount	0.00	0.00
Class M-8 Principal Distribution Amount	0.00	0.00
Class M-9 Principal Distribution Amount	0.00	0.00
Class B-1 Principal Distribution Amount	0.00	0.00
Class B-2 Principal Distribution Amount	0.00	0.00
Class B-3 Principal Distribution Amount	0.00	0.00
Class B-4 Principal Distribution Amount	0.00	0.00

Net Monthly Excess Cashflow		1,008,209.34
Extra Principal Payment Amount to increase Overcollateralization	0.00	1,008,209.34
to the Basis Risk Reserve Fund, the Basis Risk Payment	0.00	1,008,209.34
on the Distribution Date occurring in April 2011, $100 to the Class P Certificates	0.00	1,008,209.34
Class M2, the M2 Excess Amount	(1,008,209.34)	0.00
Remaining to the Holders of the Residual Certificates	0.00	0.00

Prepayment Premiums		3,192.94
Class P Prepayment Premiums and Servicer Prepayment Premium Payment Amounts	(3,192.94)	0.00
Distribution of Class P outstanding Certificate Principal Balance	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 11 of 12	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	08/25/2006 08/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S2

Other Information

Supplemental Interest Trust Information
Any Net Swap Payment to the Supplemental Interest Trust made pursuant to Secbtion 5.02	0.00
Any Net Swap Payment to the Swap Counterparty pursuant to Section 5.02	190,249.57
Swap Termination Payment to the Supplemental Interest Trust made pursuant to Sections 5.02	0.00
Swap Termination Payment to the Swap Counterparty made pursuant to Section 5.02	0.00

Basis Risk Reserve Fund
Beginning Balance	1,000.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	1,000.00

Distributions to the Holders since inception, June 26th 2006
Class P	7,373.39
Class X	0.00
Class LT-R	0.00
Class R	0.00

Current Libor	5.385000%
Next Libor	5.324380%

Reports Available at www.sf.citidirect.com	Page 12 of 12	(c) Copyright 2006 Citigroup